Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,012,000.00
Previously Paid Amount	0.00
Total Fee Amount	139.76
Total Offset Amount	0.00
Net Fee	139.76
Narrative - Max Aggregate Offering Price	$ 1,012,000.00
Final Prospectus	true